Non-current financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2026
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Schedule of non-current financial assets at fair value
	As of	As of
	June 30, 2026	December 31, 2025
YMA DG (Note a))	$-	$-
Forwell (Note a))	-	-
Cycle Services Loire (Note b))	-	-
	$-	$-